UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                            United Association Funds
                                  P.O. Box 8635
                              Boston, MA 02266-8635
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-766-8043

                     DATE OF FISCAL YEAR END: APRIL 30, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                ANNUAL REPORT
                                 APRIL 30, 2003


                               [GRAPHICS OMITTED]

                               UNITED ASSOCIATION
                               S&P 500 INDEX FUND

TABLE OF CONTENTS

Fund Overview ..................................   1

Statement of Net Assets ........................   4

Statement of Operations ........................  12

Statement of Changes in Net Assets .............  13

Financial Highlights ...........................  14

Notes to Financial Statements ..................  15

Independent Auditors' Report ...................  19

Trustees and Officers of The
   Advisors' Inner Circle Fund .................  20

Notice to Shareholders .........................  24

FUND OVERVIEW
.................................................................................
APRIL 30, 2003

--------------------------------------------------------------------------------
                                INVESTMENT GOAL
--------------------------------------------------------------------------------
      To approximate, before fund expenses, the investment results of the
                                 S&P 500 Index
--------------------------------------------------------------------------------
                                 INCEPTION DATE
--------------------------------------------------------------------------------
                             Class I - March 2, 2000
                            Class II - March 28, 2000
--------------------------------------------------------------------------------
                                  TICKER SYMBOL
--------------------------------------------------------------------------------
                                 Class I - UASPX
                                Class II - UAIIX

MARKET COMMENTARY FOR THE YEAR ENDED APRIL 30, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND

PERFORMANCE

For the 12 months ended April 30, 2003, the United Association S&P 500 Index Fund, Class I Shares, returned a total of -13.50%. The Fund attempts to track the performance of the S&P 500 Index, which returned -13.31% over the same period.

FACTORS AFFECTING PERFORMANCE

A number of factors contributed to hand the S&P 500 Index its third consecutive year of negative returns. The sluggish nature of the economic recovery exerted a drag on corporate earnings. According to First Call (a research service which gathers analysts estimates), profits for component companies in calendar year 2002 climbed an average of only 0.1%. Terrorism concerns, the prospect of war with Iraq, and fallout from accounting scandals further added to investor jitters. Mutual fund investors, who own approximately one-fifth of the market by total capitalization, withdrew a staggering $70 billion from equity funds in June, July, and August of 2002.

Returns for every sector in the S&P 500 finished in the red, with financial, technology, and consumer discretionary stocks accounting for nearly half of the Index's negative performance. However, most of the bad news was limited to the first half of the reporting period. After repeated disappointments, earnings during the first quarter of calendar year 2003 generally beat expectations. On a year-over-year basis, energy stock profits jumped 180% during the quarter, with consumer discretionary earnings up 19%, financials up 5%, and technology up 17%. Moreover, the U.S. victory in Iraq finally removed a significant risk premium from the market and helped trigger a broad-based rally. As a result, the Index returned 4.83% from January 1st through April 30, 2003.

It's worth noting that Standard & Poor's removed all non-U.S. companies from the S&P 500 in July 2002 to reduce the overlap with its global indices. This rebalancing slightly enhanced the performance of the Index, due largely to the strong performance of newcomer eBay.

OUTLOOK

The Federal Reserve Board's easy monetary policy and the fiscal stimulus provided by recent tax cuts should help fuel a continued economic recovery. Based on First Call estimates, operating earnings for the S&P 500 are expected to climb 12.2% during calendar year 2003.

After a long decline, we finally see signs of an upturn in business spending. That bodes well for a variety of industrial, basic materials, and technology companies. Since many have sharply pared expenses, any revenue growth should provide a significant boost to earnings. We also expect integrated energy companies to perform strongly, as supply issues keep oil and natural gas prices at relatively high levels for the foreseeable future.

If you have questions or concerns about the Fund, please call (888) 766-8043 or visit the website at www.uafund.com

                                     Sincerely,

                                     /s/ Donald L. Ross
                                     ------------------
                                     Donald L. Ross
                                     President and Chief Investment Officer
                                     National City Investment Management Company

                                       1
.................................................................................

FUND OVERVIEW
.................................................................................
APRIL 30, 2003

--------------------------------------------------------------------------------
  PERFORMANCE UPDATE
--------------------------------------------------------------------------------
                                           Average Annualized Total Returns
--------------------------------------------------------------------------------
                                      1 Year          3 Year        Inception
                                      Return          Return         to Date
--------------------------------------------------------------------------------
UA S&P 500 Index Fund Class I        (13.50)%        (12.98)%       (10.88)%
--------------------------------------------------------------------------------

   Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                      Fund (Class I) and the S&P 500 Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
           UA S&P 500                S&P 500
       Index Fund, Class I            Index
3/2/00     $10,000                   $10,000
4/00       $10,540                   $10,648
10/00      $10,455                   $10,538
4/01       $ 9,196                   $ 9,266
10/01      $ 7,844                   $ 7,913
4/02       $ 8,027                   $ 8,096
10/02      $ 6,656                   $ 6,718
4/03       $ 6,943                   $ 7,019

                                           Average Annualized Total Returns
--------------------------------------------------------------------------------
                                      1 Year          3 Year        Inception
                                      Return          Return         to Date
--------------------------------------------------------------------------------
UA S&P 500 Index Fund Class II       (13.45)%        (13.00)%       (13.98)%
--------------------------------------------------------------------------------

 Comparison of Change in Value of a $10,000 Investment in the UA S&P 500 Index
                      Fund (Class II) and the S&P 500 Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
           UA S&P 500                S&P 500
       Index Fund, Class II           Index
3/28/00    $10,000                   $10,000
4/00       $ 9,687                   $ 9,699
10/00      $ 9,608                   $ 9,599
4/01       $ 8,458                   $ 8,440
10/01      $ 7,212                   $ 7,208
4/02       $ 7,370                   $ 7,375
10/02      $ 6,107                   $ 6,120
4/03       $ 6,378                   $ 6,394

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than their original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the advisor had not limited certain expenses, the Fund's total return would have been lower.


                                       2
.................................................................................

.................................................................................

--------------------------------------------------------------------------------
TOP 10 HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

General Electric                                      3.40%
Microsoft                                             3.17%
Wal-Mart Stores                                       2.89%
Pfizer                                                2.85%
Exxon Mobil                                           2.75%

Citigroup                                             2.34%
Johnson & Johnson                                     1.95%
American International Group                          1.76%
International Business Machines                       1.67%
Merck                                                 1.52%
--------------------------------------------------------------------------------

The top 10 holdings are presented to illustrate examples of the securities that the Fund holds as of fiscal year-end and may not be representative of the Fund's current or future investments.


   DEFINITION OF THE INDEX

   THE STANDARD & POOR'S 500(R) INDEX (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

   "STANDARD & POOR'S(R)", "S&P(R)", "S&P500(R)", "STANDARD & POOR'S 500" AND "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by National City Investment Management Company. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                                       3
.................................................................................

STATEMENT OF NET ASSETS
.................................................................................
APRIL 30, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND
------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
COMMON STOCK (98.3%)
------------------------------------------------------------
  AEROSPACE & DEFENSE (1.4%)
------------------------------------------------------------
  Boeing                            58,528    $   1,596,644
  General Dynamics                  14,086          874,318
  Goodrich                           8,027          112,940
  Lockheed Martin                   31,724        1,587,786
  Northrop Grumman                  12,683        1,115,470
  Raytheon                          28,096          840,913
  Rockwell Collins                  12,758          272,766
  United Technologies               32,896        2,033,302
                                              -------------
                                                  8,434,139
                                              -------------
------------------------------------------------------------
  AIR TRANSPORTATION (0.7%)
------------------------------------------------------------
  Delta Air Lines                    8,596          109,943
  FedEx                             20,755        1,242,809
  Honeywell International           59,692        1,408,731
  Southwest Airlines                53,900          860,244
  Textron                            9,632          284,048
                                              -------------
                                                  3,905,775
                                              -------------
------------------------------------------------------------
  APPAREL/TEXTILES (0.4%)
------------------------------------------------------------
  Cintas                            11,850          425,415
  Jones Apparel Group*               8,985          256,252
  Liz Claiborne                      7,439          241,991
  Nike                              18,610          996,193
  Reebok International*              4,165          129,365
  VF                                 7,629          300,125
                                              -------------
                                                  2,349,341
                                              -------------
------------------------------------------------------------
  AUTOMOTIVE (0.8%)
------------------------------------------------------------
  Cooper Tire & Rubber               5,127           72,188
  Dana                              10,362           96,263
  Delphi                            39,016          327,734
  Ford Motor                       127,121        1,309,346
  General Motors                    39,076        1,408,690
  Genuine Parts                     12,185          389,555
  Goodyear Tire & Rubber            12,225           69,927
  ITT Industries                     6,392          372,654
  Navistar International*            4,217          117,654
  Paccar                             8,081          472,011
  Rockwell Automation               12,957          295,420
  Visteon                            9,116           63,903
                                              -------------
                                                  4,995,345
                                              -------------

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
------------------------------------------------------------
  BANKS (8.1%)
------------------------------------------------------------
  AmSouth Bancorp                   25,010    $     526,460
  Bank of America                  104,788        7,759,551
  Bank of New York                  53,478        1,414,493
  Bank One                          81,838        2,950,260
  BB&T                              32,848        1,070,845
  Charter One Financial             16,008          465,032
  Comerica                          12,192          530,474
  Fifth Third Bancorp               40,476        1,995,062
  First Tennessee National           8,821          386,360
  FleetBoston Financial             73,064        1,937,657
  Golden West Financial             10,778          812,877
  Huntington Bancshares             16,777          326,480
  JP Morgan Chase                  139,040        4,080,824
  Keycorp                           29,745          717,152
  Marshall & Ilsley                 14,661          431,327
  Mellon Financial                  30,346          802,652
  National City                     42,613        1,276,685
  North Fork Bancorporation         11,396          368,775
  Northern Trust                    15,458          542,576
  PNC Financial Services Group      19,805          869,439
  Regions Financial                 15,425          519,977
  SouthTrust                        24,182          649,553
  State Street                      22,598          791,608
  SunTrust Banks                    19,875        1,137,247
  Synovus Financial                 20,673          402,503
  Union Planters                    13,943          397,933
  US Bancorp                       133,506        2,957,158
  Wachovia                          94,934        3,627,428
  Washington Mutual                 66,085        2,610,358
  Wells Fargo                      118,465        5,717,121
  Zions Bancorporation               6,395          315,082
                                              -------------
                                                 48,390,949
                                              -------------
------------------------------------------------------------
  BEAUTY PRODUCTS (2.6%)
------------------------------------------------------------
  Alberto-Culver, Cl B               4,051          199,633
  Avon Products                     16,456          957,246
  Colgate-Palmolive                 37,838        2,163,199
  Gillette                          72,827        2,217,582
  International Flavors &
     Fragrances                      6,607          209,970
  Kimberly-Clark                    36,042        1,793,810
  Procter & Gamble                  90,183        8,102,943
                                              -------------
                                                 15,644,383
                                              -------------

                                       4
.................................................................................

.................................................................................

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (1.4%)
------------------------------------------------------------
  Clear Channel Communications*     42,710    $   1,670,388
  Comcast, Cl A*                   161,079        5,140,031
  Interpublic Group                 26,760          305,064
  Omnicom Group                     13,109          811,447
  Univision Communications, Cl A*   15,977          483,784
                                              -------------
                                                  8,410,714
                                              -------------
------------------------------------------------------------
  BUILDING & CONSTRUCTION (0.3%)
------------------------------------------------------------
  American Standard*                 5,010          356,662
  Centex                             4,295          283,556
  KB Home                            3,474          171,164
  Masco                             34,598          728,980
  McDermott International*           4,415           14,349
  Pulte Homes                        4,267          247,443
  Vulcan Materials                   7,078          247,517
                                              -------------
                                                  2,049,671
                                              -------------
------------------------------------------------------------
  BUSINESS SERVICES (2.6%)
------------------------------------------------------------
  Automatic Data Processing         41,810        1,406,070
  Cendant*                          72,539        1,035,857
  Concord EFS*                      35,777          494,796
  Convergys*                        12,078          195,905
  Deluxe                             3,996          175,864
  eBay*                             21,308        1,976,743
  First Data                        52,799        2,071,305
  Fiserv*                           13,407          394,702
  Fluor                              5,625          194,456
  H&R Block                         12,601          486,650
  Halliburton                       30,430          651,506
  Monster Worldwide*                 7,788          130,605
  Paychex                           26,213          816,273
  Robert Half International*        12,213          198,828
  Sabre Holdings                    10,103          211,254
  Sungard Data Systems*             19,706          423,679
  United Parcel Service             78,414        4,871,078
                                              -------------
                                                 15,735,571
                                              -------------
------------------------------------------------------------
  CHEMICALS (1.4%)
------------------------------------------------------------
  Air Products & Chemicals          15,845          682,444
  Ashland                            4,809          142,587
  Dow Chemical                      63,510        2,072,966
  Eastman Chemical                   5,391          164,587
  Ecolab                             9,020          460,832
  EI du Pont de Nemours             69,269        2,946,011

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
  Engelhard                          8,970    $     220,214
  Great Lakes Chemical               3,500           85,960
  Hercules*                          7,615           77,292
  PPG Industries                    11,810          572,903
  Rohm & Haas                       15,417          510,457
  Sigma-Aldrich                      5,109          254,530
                                              -------------
                                                  8,190,783
                                              -------------
------------------------------------------------------------
  COMPUTERS & SERVICES (5.3%)
------------------------------------------------------------
  Apple Computer*                   25,027          355,383
  Autodesk                           7,999          124,465
  Cisco Systems*                   496,236        7,463,389
  Dell Computer*                   179,863        5,199,839
  Electronic Data Systems           33,495          607,934
  EMC*                             153,669        1,396,851
  Gateway*                          22,597           65,079
  Hewlett-Packard                  212,799        3,468,624
  International Business Machines  118,156       10,031,444
  Lexmark International*             8,797          655,465
  NCR*                               6,837          149,867
  Network Appliance*                23,467          311,642
  Seagate Escrow Security*          15,971            4,537
  Sun Microsystems*                217,469          717,648
  Symbol Technologies               16,002          174,902
  Yahoo!*                           41,882        1,037,836
                                              -------------
                                                 31,764,905
                                              -------------
------------------------------------------------------------
  CONTAINERS & PACKAGING (0.1%)
------------------------------------------------------------
  Ball                               3,957          222,225
  Bemis                              3,692          168,577
  Pactiv*                           11,052          226,787
  Sealed Air*                        5,854          250,844
                                              -------------
                                                    868,433
                                              -------------
------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (4.2%)
------------------------------------------------------------
  Cooper Industries Ltd, Cl A        6,501          241,187
  Crane                              4,171           81,460
  Eaton                              4,916          403,456
  General Electric                 693,841       20,433,617
  Illinois Tool Works               21,367        1,367,061
  Ingersoll-Rand, Cl A              11,797          520,012
  Tyco International Ltd           139,137        2,170,537
                                              -------------
                                                 25,217,330
                                              -------------

                                       5
.................................................................................

STATEMENT OF NET ASSETS
.................................................................................
APRIL 30, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
------------------------------------------------------------
  EDUCATION (0.1%)
------------------------------------------------------------
  Apollo Group, Cl A*               12,100    $     655,808
                                              -------------
------------------------------------------------------------
  ELECTRICAL SERVICES (2.8%)
------------------------------------------------------------
  AES*                              37,847          227,460
  Allegheny Energy                   8,765           72,750
  Ameren                            11,101          454,919
  American Electric Power           27,134          715,795
  American Power Conversion*        13,671          212,994
  Calpine*                          26,270          141,070
  Centerpoint Energy                21,206          167,527
  Cinergy                           11,692          399,165
  CMS Energy                        10,033           62,506
  Consolidated Edison               14,864          577,764
  Constellation Energy Group        11,462          335,607
  Dominion Resources                21,243        1,257,161
  DTE Energy                        11,679          470,897
  Duke Energy                       61,904        1,088,891
  Edison International*             22,721          331,499
  Emerson Electric                  29,363        1,488,704
  Entergy                           15,623          728,188
  Exelon                            22,456        1,191,066
  FirstEnergy                       20,756          700,100
  FPL Group                         12,701          773,110
  Mirant*                           28,032           92,786
  NiSource                          16,992          321,149
  PG&E*                             27,419          410,737
  Pinnacle West Capital              5,912          196,397
  PPL                               11,295          408,879
  Progress Energy                   16,453          687,406
  Progress Energy CVO*               7,250               --
  Public Service Enterprise Group   15,456          594,592
  Sempra Energy                     14,284          383,383
  Southern                          49,420        1,437,628
  TECO Energy                       12,070          130,235
  TXU                               21,540          429,077
  Xcel Energy                       27,758          375,288
                                              -------------
                                                 16,864,730
                                              -------------
------------------------------------------------------------
  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (0.2%)
------------------------------------------------------------
  Jabil Circuit*                    13,783          257,742
  Molex                             13,496          314,996
  Parker Hannifin                    8,231          334,837
  Sanmina-SCI*                      36,585          175,608

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
  Solectron*                        57,452    $     183,272
  Thomas & Betts*                    4,065           64,268
                                              -------------
                                                  1,330,723
                                              -------------
------------------------------------------------------------
  ENTERTAINMENT (1.6%)
------------------------------------------------------------
  AOL Time Warner*                 311,255        4,257,968
  Carnival                          43,868        1,210,318
  Hasbro                            12,074          193,184
  International Game Technology*     6,043          521,511
  Mattel                            30,461          662,222
  Walt Disney                      142,327        2,655,822
                                              -------------
                                                  9,501,025
                                              -------------
------------------------------------------------------------
  ENVIRONMENTAL SERVICES (0.2%)
------------------------------------------------------------
  Allied Waste Industries*          14,599          121,171
  Waste Management                  41,501          901,402
                                              -------------
                                                  1,022,573
                                              -------------
------------------------------------------------------------
  FINANCIAL SERVICES (7.1%)
------------------------------------------------------------
  American Express                  91,744        3,473,428
  Bear Stearns                       6,882          459,993
  Capital One Financial             15,451          646,933
  Charles Schwab                    95,182          821,421
  Citigroup                        358,622       14,075,914
  Countrywide Financial              8,758          592,041
  Equifax                           10,027          232,526
  Fannie Mae                        69,388        5,022,997
  Federated Investors                7,690          209,860
  Franklin Resources                18,126          632,235
  Freddie Mac                       48,516        2,809,076
  Goldman Sachs Group               32,922        2,498,780
  Janus Capital Group               15,510          215,589
  Lehman Brothers Holdings          16,982        1,069,357
  MBNA                              89,100        1,683,990
  Merrill Lynch                     60,345        2,477,162
  Moody's                           10,837          523,319
  Morgan Stanley                    75,775        3,390,931
  Providian Financial*              20,152          148,520
  SLM                               10,786        1,208,032
  T. Rowe Price Group                8,539          260,610
                                              -------------
                                                 42,452,714
                                              -------------


                                       6
.................................................................................

.................................................................................

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (5.3%)
------------------------------------------------------------
  Adolph Coors                       2,525    $     135,163
  Altria Group                     144,495        4,444,666
  Anheuser-Busch                    59,745        2,980,081
  Archer-Daniels-Midland            45,436          503,431
  Brown-Forman, Cl B                 4,213          322,463
  Campbell Soup                     28,606          630,190
  Coca-Cola                        173,109        6,993,604
  Coca-Cola Enterprises             31,266          609,374
  ConAgra Foods                     37,457          786,597
  General Mills                     25,646        1,156,891
  Hershey Foods                      9,528          621,702
  HJ Heinz                          24,474          731,283
  Kellogg                           28,599          936,331
  McCormick                          9,768          242,149
  Pepsi Bottling Group              19,882          408,376
  PepsiCo                          120,670        5,222,598
  RJ Reynolds Tobacco Holdings       6,245          175,922
  Safeway*                          30,761          511,248
  Sara Lee                          54,708          918,000
  Starbucks*                        27,082          636,156
  Supervalu                          9,327          153,616
  Sysco                             46,260        1,329,050
  UST                               11,802          369,757
  Wm. Wrigley Jr.                   15,719          891,424
                                              -------------
                                                 31,710,072
                                              -------------
------------------------------------------------------------
  GAS/NATURAL GAS (0.4%)
------------------------------------------------------------
  Dynegy                            25,755          113,322
  El Paso                           40,785          305,888
  KeySpan                           10,892          368,912
  Kinder Morgan                      8,496          399,482
  Nicor                              3,068           92,224
  Peoples Energy                     2,473           96,076
  Praxair                           11,256          653,748
  Williams                          36,020          250,339
                                              -------------
                                                  2,279,991
                                              -------------
------------------------------------------------------------
  HOTELS & LODGING (0.2%)
------------------------------------------------------------
  Hilton Hotels                     26,223          349,290
  Marriott International, Cl A      16,862          605,515
  Starwood Hotels &
    Resorts Worldwide               13,907         373,264
                                              -------------
                                                  1,328,069
                                              -------------

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
------------------------------------------------------------
  HOUSEHOLD PRODUCTS (0.5%)
------------------------------------------------------------
  Black & Decker                     5,617    $     231,701
  Clorox                            15,363          694,715
  Fortune Brands                    10,466          506,555
  Leggett & Platt                   13,653          281,935
  Maytag                             5,435          113,265
  Newell Rubbermaid                 18,632          567,903
  Stanley Works                      5,972          143,507
  Tupperware                         4,066           56,355
  Whirlpool                          4,755          254,345
                                              -------------
                                                  2,850,281
                                              -------------
------------------------------------------------------------
  INSURANCE (5.0%)
------------------------------------------------------------
  Ace Ltd                           18,299          605,331
  Aetna                             10,484          522,103
  AFLAC                             36,070        1,179,850
  Allstate                          49,209        1,859,608
  AMBAC Financial Group              7,384          430,856
  American International Group     182,061       10,550,435
  AON                               21,253          470,966
  Chubb                             11,980          633,622
  Cigna                              9,772          511,076
  Cincinnati Financial              11,296          416,258
  Hartford Financial Services Group 17,271          703,966
  Humana*                           11,820          130,611
  Jefferson-Pilot                   10,307          413,208
  John Hancock Financial Services   20,245          587,510
  Lincoln National                  12,845          410,526
  Loews                             12,978          535,602
  Marsh & McLennan                  37,360        1,781,325
  MBIA                              10,258          458,533
  Metlife                           48,947        1,406,247
  MGIC Investment                    7,161          325,539
  Principal Financial Group         22,351          650,414
  Progressive                       15,183        1,032,444
  Prudential Financial              39,510        1,263,135
  Safeco                             9,546          367,616
  St. Paul                          15,783          541,988
  Torchmark                          8,311          322,051
  Travelers Property Casualty, Cl B 69,736        1,133,210
  UnumProvident                     16,834          193,591
  Xl Capital Ltd, Cl A               9,469          779,299
                                              -------------
                                                 30,216,920
                                              -------------

                                       7
.................................................................................

STATEMENT OF NET ASSETS
.................................................................................
APRIL 30, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
------------------------------------------------------------
  LEASING & RENTING (0.0%)
------------------------------------------------------------
  Ryder System                       4,338    $     107,756
                                              -------------
------------------------------------------------------------
  LEISURE PRODUCTS (0.1%)
------------------------------------------------------------
  Brunswick                          6,284          137,180
  Harrah's Entertainment*            7,791          306,887
                                              -------------
                                                    444,067
                                              -------------
------------------------------------------------------------
  LUMBER & WOOD PRODUCTS (0.0%)
------------------------------------------------------------
  Louisiana-Pacific*                 7,293           58,927
                                              -------------
------------------------------------------------------------
  MACHINERY (0.4%)
------------------------------------------------------------
  Caterpillar                       24,000        1,262,400
  Cummins                            2,880           78,077
  Deere                             16,626          732,043
  Dover                             14,136          406,268
  Pall                               8,559          180,766
                                              -------------
                                                  2,659,554
                                              -------------
------------------------------------------------------------
  MEASURING DEVICES (0.6%)
------------------------------------------------------------
  Agilent Technologies*             32,375          518,647
  Applera - Applied Biosystems
    Group                           14,811          259,637
  Danaher                           10,545          727,394
  Johnson Controls                   6,190          509,066
  KLA-Tencor*                       13,188          540,708
  Millipore*                         3,373          115,188
  PerkinElmer                        8,718           86,483
  Snap-On                            4,069          119,425
  Tektronix*                         6,226          116,862
  Teradyne*                         12,766          148,086
  Thermo Electron*                  11,611          210,972
  Waters*                            9,148          219,643
                                              -------------
                                                  3,572,111
                                              -------------
------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (6.3%)
------------------------------------------------------------
  Allergan                           9,014          633,234
  AmerisourceBergen                  7,385          427,222
  Amgen*                            89,814        5,506,496
  Anthem*                            9,831          674,800
  Bausch & Lomb                      3,760          132,202
  Baxter International              42,056          967,288
  Becton Dickinson                  17,903          633,766

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
  Biogen*                           10,358    $     393,500
  Biomet                            18,361          559,276
  Boston Scientific*                28,375        1,221,544
  C.R. Bard                          3,596          227,914
  Cardinal Health                   31,541        1,743,586
  Chiron*                           13,179          538,099
  Guidant*                          21,320          831,267
  HCA                               36,150        1,160,415
  Health Management Associates      16,624          283,605
  IMS Health                        17,043          262,462
  Johnson & Johnson                207,490       11,694,136
  Manor Care*                        6,857          133,369
  McKesson                          20,226          561,069
  Medtronic                         84,616        4,039,568
  St. Jude Medical*                 12,336          647,147
  Stryker                           13,785          923,733
  Tenet Healthcare*                 34,087          505,851
  UnitedHealth Group                21,160        1,949,471
  WellPoint Health Networks*        10,159          771,474
  Zimmer Holdings*                  13,584          637,090
                                              -------------
                                                 38,059,584
                                              -------------
------------------------------------------------------------
  METAL / MINING (0.5%)
------------------------------------------------------------
  Alcoa                             58,871        1,349,912
  Allegheny Technologies             5,623           23,336
  Freeport-McMoRan Copper & Gold    10,104          174,900
  Newmont Mining                    27,998          756,506
  Nucor                              5,451          222,673
  Phelps Dodge*                      6,200          193,378
  United States Steel                7,101          101,686
  Worthington Industries             5,969           80,164
                                              -------------
                                                  2,902,555
                                              -------------
------------------------------------------------------------
  MOTORCYCLES, BICYCLES & PARTS (0.2%)
------------------------------------------------------------
  Harley-Davidson                   21,082          936,884
                                              -------------
------------------------------------------------------------
  OFFICE EQUIPMENT & SUPPLIES (0.8%)
------------------------------------------------------------
  3M                                27,198        3,428,036
  Avery Dennison                     7,660          406,056
  Pitney Bowes                      16,624          583,669
  Xerox*                            50,917          502,042
                                              -------------
                                                  4,919,803
                                              -------------

                                       8
.................................................................................

.................................................................................

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
------------------------------------------------------------
  PAPER & PAPER PRODUCTS (0.5%)
------------------------------------------------------------
  Boise Cascade                      4,064    $      93,350
  Georgia-Pacific                   16,058          247,936
  International Paper               33,598        1,201,128
  MeadWestvaco                      13,942          328,892
  Temple-Inland                      3,740          169,422
  Weyerhaeuser                      15,269          757,190
                                              -------------
                                                  2,797,918
                                              -------------
------------------------------------------------------------
  PETROLEUM & FUEL PRODUCTS (5.5%)
------------------------------------------------------------
  Amerada Hess                       6,223          280,968
  Anadarko Petroleum                17,330          769,452
  Apache                            11,652          667,077
  Baker Hughes                      23,530          658,840
  BJ Services*                      10,931          399,091
  Burlington Resources              14,038          650,100
  ChevronTexaco                     74,484        4,678,340
  ConocoPhillips                    47,184        2,373,355
  Devon Energy                      16,062          758,930
  EOG Resources                      8,101          302,815
  Exxon Mobil                      469,577       16,529,110
  Kerr-McGee                         7,000          294,770
  Marathon Oil                      21,605          491,946
  Nabors Industries Ltd*            10,072          394,822
  Noble*                             9,360          289,692
  Occidental Petroleum              26,248          783,503
  Rowan                              6,539          134,050
  Schlumberger                      40,268        1,688,437
  Sunoco                             5,322          198,032
  Transocean*                       22,261          424,072
  Unocal                            17,983          498,129
                                              -------------
                                                 33,265,531
                                              -------------
------------------------------------------------------------
  PHARMACEUTICALS (8.0%)
------------------------------------------------------------
  Abbott Laboratories              108,947        4,426,517
  Bristol-Myers Squibb             135,083        3,450,020
  Eli Lilly                         78,347        5,000,105
  Forest Laboratories*              25,068        1,296,517
  Genzyme - General Division*       14,943          601,904
  King Pharmaceuticals*             16,995          214,307
  Medimmune*                        17,481          616,555
  Merck                            156,877        9,127,104
  Pfizer                           556,032       17,097,984
  Schering-Plough                  102,262        1,850,942

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
  Watson Pharmaceuticals*            7,451    $     216,601
  Wyeth                             92,410        4,022,607
                                              -------------
                                                 47,921,163
                                              -------------
------------------------------------------------------------
  PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.1%)
------------------------------------------------------------
  Eastman Kodak                     20,346          608,549
                                              -------------
------------------------------------------------------------
  PRINTING & PUBLISHING (1.7%)
------------------------------------------------------------
  American Greetings*                4,587           66,787
  Dow Jones                          5,863          232,175
  Gannett                           18,609        1,409,074
  Knight-Ridder                      5,806          374,777
  McGraw-Hill                       13,529          789,958
  Meredith                           3,459          149,498
  New York Times                    10,569          490,190
  RR Donnelley & Sons                7,902          159,304
  Tribune                           21,069        1,031,960
  Viacom, Cl B*                    123,059        5,341,991
                                              -------------
                                                 10,045,714
                                              -------------
------------------------------------------------------------
  RAILROADS (0.5%)
------------------------------------------------------------
  Burlington Northern Santa Fe      26,537          747,282
  CSX                               14,846          474,775
  Norfolk Southern                  27,089          574,558
  Union Pacific                     17,627        1,049,159
                                              -------------
                                                  2,845,774
                                              -------------
------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUSTS (0.4%)
------------------------------------------------------------
  Apartment Investment & Management  6,529          246,535
  Equity Office Properties Trust    29,203          758,402
  Equity Residential                19,215          497,861
  Plum Creek Timber                 12,891          299,845
  Simon Property Group              12,938          475,083
                                              -------------
                                                  2,277,726
                                              -------------
------------------------------------------------------------
  RETAIL (7.5%)
------------------------------------------------------------
  Albertson's                       26,457          525,436
  Autonation*                       21,827          302,304
  Autozone*                          6,872          555,326
  Bed Bath & Beyond*                20,368          804,740
  Best Buy*                         22,412          775,007
  Big Lots*                          8,087          101,249

                                       9
.................................................................................

STATEMENT OF NET ASSETS
.................................................................................
APRIL 30, 2003

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONTINUED

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
  Circuit City Stores               14,642    $      83,899
  Costco Wholesale*                 31,715        1,098,290
  CVS                               27,378          662,821
  Darden Restaurants                11,946          209,174
  Dillard's, Cl A                    5,882           82,230
  Dollar General                    23,240          337,910
  Family Dollar Stores              12,085          413,186
  Federated Department Stores*      14,052          430,272
  Gap                               60,658        1,008,743
  Home Depot                       162,362        4,567,243
  JC Penney                         18,642          318,033
  Kohl's*                           23,478        1,333,550
  Kroger*                           55,005          786,572
  Limited Brands                    36,346          528,471
  Lowe's                            54,272        2,381,998
  May Department Stores             20,093          434,411
  McDonald's                        88,933        1,520,754
  Nordstrom                          9,419          163,231
  Office Depot*                     21,562          272,975
  RadioShack                        11,962          283,619
  Sears Roebuck                     22,033          624,415
  Sherwin-Williams                  10,496          292,629
  Staples*                          32,604          620,780
  Target                            63,268        2,115,682
  Tiffany                           10,160          281,838
  TJX                               37,641          724,589
  Toys "R" Us*                      14,810          151,803
  Wal-Mart Stores                  308,005       17,346,842
  Walgreen                          71,441        2,204,669
  Wendy's International              8,066          234,237
  Winn-Dixie Stores                  9,804          122,844
  Yum! Brands*                      20,710          511,537
                                              -------------
                                                 45,213,309
                                              -------------
------------------------------------------------------------
  SEMI-CONDUCTORS/INSTRUMENTS (3.1%)
------------------------------------------------------------
  Advanced Micro Devices*           23,872          177,608
  Altera*                           26,635          421,099
  Analog Devices*                   25,502          844,626
  Applied Materials*               114,724        1,674,970
  Applied Micro Circuits*           20,998           94,071
  Broadcom, Cl A*                   19,105          341,788
  Intel                            462,494        8,509,890
  JDS Uniphase*                     94,952          306,695
  Linear Technology                 22,135          762,993
  LSI Logic*                        25,931          138,990
  Maxim Integrated Products         22,519          884,772
  Micron Technology*                42,095          357,808
  National Semiconductor*           12,608          236,148
  Novellus Systems*                 10,117          283,681

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
  Nvidia*                           10,672    $     152,289
  PMC - Sierra*                     11,664           96,228
  Power-One*                         5,567           32,567
  QLogic*                            6,512          286,463
  Texas Instruments                120,900        2,235,441
  Xilinx*                           23,539          637,201
                                              -------------
                                                 18,475,328
                                              -------------
------------------------------------------------------------
  SOFTWARE (4.8%)
------------------------------------------------------------
  Adobe Systems                     16,738          578,465
  BMC Software*                     16,814          250,865
  Citrix Systems*                   12,201          231,331
  Computer Associates
    International                   40,287          654,261
  Computer Sciences*                13,066          430,525
  Compuware*                        26,214          115,080
  Electronic Arts*                   9,710          575,512
  Intuit*                           14,757          572,277
  Mercury Interactive*               5,862          198,956
  Microsoft                        746,168       19,079,516
  Novell*                           25,403           69,858
  Oracle*                          367,663        4,367,836
  Parametric Technology*            18,214           60,106
  Peoplesoft*                       21,771          327,218
  Siebel Systems*                   33,328          288,954
  Symantec*                         10,301          452,729
  Unisys*                           22,538          234,395
  Veritas Software*                 28,627          630,080
                                              -------------
                                                 29,117,964
                                              -------------
------------------------------------------------------------
  TELEPHONES & TELECOMMUNICATIONS (4.5%)
------------------------------------------------------------
  ADC Telecommunications*           55,540          132,629
  Alltel                            21,689        1,016,347
  Andrew*                            6,840           52,463
  AT&T                              53,629          914,374
  AT&T Wireless Services*          188,820        1,219,777
  Avaya*                            25,240           98,436
  BellSouth                        130,526        3,327,108
  CenturyTel                         9,894          291,378
  CIENA*                            30,101          146,592
  Citizens Communications*          19,681          215,113
  Comverse Technology*              13,043          170,472
  Corning*                          80,057          433,909
  Lucent Technologies*             259,266          466,679
  Motorola                         160,326        1,268,179
  Nextel Communications*            71,687        1,060,251
  Qualcomm                          55,026        1,754,779

                                       10
.................................................................................

.................................................................................

UNITED ASSOCIATION S&P 500 INDEX FUND -- CONCLUDED

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
  Qwest Communications
    International*                 116,942    $     440,871
  SBC Communications               231,880        5,416,717
  Scientific-Atlanta                10,922          177,482
  Sprint-FON Group                  62,260          716,613
  Sprint-PCS Group*                 69,528          243,348
  Tellabs*                          28,690          177,304
  Verizon Communications           190,947        7,137,599
                                              -------------
                                                 26,878,420
                                              -------------
------------------------------------------------------------
  TESTING LABORATORIES (0.1%)
------------------------------------------------------------
  Monsanto                          18,220          317,028
  Quest Diagnostics*                 7,340          438,565
  Quintiles Transnational*           8,200          115,210
                                              -------------
                                                    870,803
                                              -------------
------------------------------------------------------------
  WHOLESALE (0.0%)
------------------------------------------------------------
  W.W. Grainger                      6,492          299,606
                                              -------------
TOTAL COMMON STOCK
   (Cost $748,089,809)                          590,449,291
                                              -------------
EXCHANGE TRADED FUND (1.0%)
  SPDR Trust                        68,000        6,249,880
                                              -------------
TOTAL EXCHANGE TRADED FUND
   (Cost $6,300,190)                              6,249,880
                                              -------------
CASH EQUIVALENT (0.5%)
  Goldman Sachs Financial Prime
   Obligation Money Market Fund  2,698,375        2,698,375
                                              -------------
TOTAL CASH EQUIVALENT
   (Cost $2,698,375)                              2,698,375
                                              -------------
TOTAL INVESTMENTS (99.8%)
   (Cost $757,088,374)                          599,397,546
                                              -------------
------------------------------------------------------------
  OTHER ASSETS AND LIABILITIES -- (0.2%)
------------------------------------------------------------
  Investment Advisory Fees Payable                   (3,627)
  Administrative Fees Payable                        (9,669)
  Custodian Fees Payable                             (2,067)
  Distribution Fees Payable -- Class II                (880)
  Other Assets and Liabilities, Net               1,502,164
                                              -------------
------------------------------------------------------------
  TOTAL OTHER ASSETS & LIABILITIES                1,485,921
------------------------------------------------------------
                                              -------------

------------------------------------------------------------
                                                  Market
Description                          Shares        Value
------------------------------------------------------------
NET ASSETS:
  Fund Shares Class I (unlimited
   authorization -- no par value)
   based on 88,247,404 outstanding
   shares of beneficial interest              $ 947,516,765
  Fund Shares Class II (unlimited
   authorization -- no par value)
   based on 1,925,667 outstanding
   shares of beneficial interest                 14,934,068
  Undistributed net investment income               681,457
  Accumulated net realized loss on investments
   and futures                                 (204,958,883)
  Net unrealized appreciation on futures            400,888
  Net unrealized depreciation on investments   (157,690,828)
                                              -------------
------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                   $ 600,883,467
------------------------------------------------------------
                                              =============
------------------------------------------------------------
  NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class I                         $6.66
                                                      =====
  NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class II                        $6.66
                                                      =====

* NON-INCOME PRODUCING SECURITY
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
LTD -- LIMITED
SPDR -- STANDARD & POOR'S DEPOSITARY RECEIPTS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       11
.................................................................................

STATEMENT OF OPERATIONS
.................................................................................
FOR THE YEAR ENDED APRIL 30, 2003
                                                                  --------------
                                                                       UNITED
                                                                    ASSOCIATION
                                                                   S&P 500 INDEX
                                                                        FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividends................................................      $  11,081,091
   Interest.................................................            319,332
   Less: Foreign Taxes Withheld.............................            (41,781)
-------------------------------------------------------------------------------
   Total Income.............................................         11,358,642
-------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ................................             63,396
   Administration Fees* ....................................            634,241
   Custody Fees.............................................             31,700
   Distribution Fees -- Class II............................              7,466
   Trustee Fees.............................................             23,955
   Other Expenses...........................................             27,322
-------------------------------------------------------------------------------
   Total Expenses...........................................            788,080
   Less: Investment Advisory Fees Waived....................            (15,844)
         Administration Fees Waived.........................            (93,666)
         Custodian Fees Waived..............................            (15,850)
-------------------------------------------------------------------------------
   Net Expenses.............................................            662,720
-------------------------------------------------------------------------------
   Net Investment Income....................................         10,695,922
-------------------------------------------------------------------------------
   Realized and Unrealized Gain (Loss):
   Net Realized Loss on Investments.........................       (115,792,323)
   Net Realized Loss on Futures.............................         (5,043,253)
   Net Change in Unrealized Depreciation on Investments.....         (4,903,304)
   Net Change in Unrealized Appreciation on Futures.........          1,855,310
-------------------------------------------------------------------------------
   Net Realized and Unrealized Loss.........................       (123,883,570)
-------------------------------------------------------------------------------
   Net Decrease in Net Assets Resulting from Operations.....      $(113,187,648)
===============================================================================
                                                                  -------------

* See Note 4 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       12
.................................................................................

STATEMENT OF CHANGES IN NET ASSETS
.................................................................................
FOR THE YEARS ENDED APRIL 30,

                                                                           -----------------------------------------
                                                                                         UNITED ASSOCIATION
                                                                                            S&P 500 INDEX
                                                                                                 FUND
--------------------------------------------------------------------------------------------------------------------
                                                                               2003                         2002
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------------------------------------
   Net Investment Income..............................................     $  10,695,922              $   9,737,803
   Net Realized Loss on Investments...................................      (115,792,323)               (57,415,225)
   Net Realized Loss on Futures.......................................        (5,043,253)                (1,999,100)
   Net Change in Unrealized Depreciation
     on Investments...................................................        (4,903,304)               (51,523,842)
   Net Change in Unrealized Appreciation
      (Depreciation) on Futures................                                1,855,310                 (1,750,243)
-------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM OPERATIONS.........................      (113,187,648)              (102,950,607)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net Investment Income
     Class I..........................................................       (10,237,430)                (9,731,105)
     Class II.........................................................          (138,133)                   (78,351)
-------------------------------------------------------------------------------------------------------------------
   NET DECREASE IN NET ASSETS FROM DISTRIBUTIONS......................       (10,375,563)                (9,809,456)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 7):
     Class I
        Issued........................................................       220,196,379                131,229,410
        In Lieu of Cash Distributions.................................        10,084,960                  9,646,985
        Redeemed......................................................      (206,979,415)              (179,776,806)
                                                                           -------------              -------------
          Net Class I Capital Share Transactions......................        23,301,924                (38,900,411)
-------------------------------------------------------------------------------------------------------------------
     Class II
        Issued........................................................         8,037,630                  4,682,699
        In Lieu of Cash Distributions.................................           137,348                     78,005
        Redeemed......................................................          (851,438)                (2,275,163)
                                                                           -------------              -------------
          Net Class II Capital Share Transactions.....................         7,323,540                  2,485,541
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
      Capital Share Transactions..........                                    30,625,464                (36,414,870)
-------------------------------------------------------------------------------------------------------------------
   TOTAL DECREASE IN NET ASSETS.......................................       (92,937,747)              (149,174,933)
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ...............................................       693,821,214                842,996,147
   End of Period......................................................     $ 600,883,467              $ 693,821,214
===================================================================================================================
                                                                           ----------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       13
.................................................................................

FINANCIAL HIGHLIGHTS
.................................................................................
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED APRIL 30,

------------------------------------------------------------------------------------------------------------------------


                                     Net Realized
                                          and
             Net Asset                Unrealized    Distributions    Distributions
               Value,       Net         Gains         from Net         from Net     Net Asset              Net Assets
             Beginning  Investment   (Losses) on     Investment        Realized     Value, End    Total  End of Period
             of Period    Income     Investments       Income            Gain       of Period    Return+     (000)
------------------------------------------------------------------------------------------------------------------------
CLASS I
------------------------------------------------------------------------------------------------------------------------
  2003 (3)    $ 7.83       $0.11      $(1.17)          $(0.11)         $   --         $6.66      (13.50)%   $588,058
------------------------------------------------------------------------------------------------------------------------
  2002          9.09        0.11       (1.26)           (0.11)          (0.00)(2)      7.83      (12.71)     687,601
------------------------------------------------------------------------------------------------------------------------
  2001         10.54        0.11       (1.45)           (0.11)          (0.00)(2)      9.09      (12.74)     838,417
------------------------------------------------------------------------------------------------------------------------
  2000*        10.00        0.01        0.53               --              --         10.54        5.40      579,314
------------------------------------------------------------------------------------------------------------------------
CLASS II
------------------------------------------------------------------------------------------------------------------------
  2003 (3)    $ 7.82       $0.11      $(1.17)          $(0.10)         $   --         $6.66      (13.45)%    $12,825
------------------------------------------------------------------------------------------------------------------------
  2002          9.09        0.10       (1.26)           (0.11)          (0.00)(2)      7.82      (12.86)       6,220
------------------------------------------------------------------------------------------------------------------------
  2001         10.53        0.11       (1.44)           (0.11)          (0.00)(2)      9.09      (12.69)       4,759
------------------------------------------------------------------------------------------------------------------------
  2000**       11.05          --       (0.52)              --              --         10.53       (4.71)         403


                                                        Ratio of Net
                              Ratio of                   Investment
                              Expenses    Ratio of Net     Income
                  Ratio of   to Average    Investment    to Average
                  Expenses   Net Assets      Income       Net Assets    Portfolio
                 to Average  (Excluding    to Average    (Excluding      Turnover
                 Net Assets    Waivers)    Net Assets      Waivers)        Rate
-----------------------------------------------------------------------------------
CLASS I
-----------------------------------------------------------------------------------
  2003 (3)          0.10%        0.12%      1.68%            1.66%          32%
-----------------------------------------------------------------------------------
  2002              0.10         0.12       1.28             1.26           15
-----------------------------------------------------------------------------------
  2001              0.12          N/A       1.17              N/A            9
-----------------------------------------------------------------------------------
  2000*             0.13(1)       N/A       0.97              N/A            2
-----------------------------------------------------------------------------------
CLASS II
-----------------------------------------------------------------------------------
  2003 (3)          0.19%        0.21%      1.61%            1.59%          32%
-----------------------------------------------------------------------------------
  2002              0.15         0.22       1.24             1.16           15
-----------------------------------------------------------------------------------
  2001              0.15         0.22       1.14             1.07            9
-----------------------------------------------------------------------------------
  2000**            0.15(1)      0.21       0.99(1)          0.93(1)         2


* Commenced operations March 2, 2000. All ratios for the period have been annualized.
** Commenced operations March 28, 2000. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Annualized.
(2) The amount represents less than $0.01 per share.
(3) On March 10, 2003, The Advisors' Inner Circle Fund United Association S&P 500 Index Fund acquired the assets of the Financial Investors Trust United Association S&P 500 Index Fund, a series of the Financial Investors Trust Funds. The operations of the Advisors' Inner Circle Fund United Association S&P 500 Index Fund prior to the acquisition were those of the predecessor fund, the Financial Investors Trust United Association S&P 500 Index Fund. See note 1 in the Notes to Financial Statements.

     Amounts designated as "--" are either $0 or have been rounded to $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       14
.................................................................................

NOTES TO FINANCIAL STATEMENTS
.................................................................................
APRIL 30, 2003

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 portfolios. The financial statements herein are those of the United Association S&P 500 Index Fund (the "Fund"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On February 14, 2003, the shareholders of the United Association S&P 500 Index Fund (the "former UA Fund"), a series of the Financial Investors Trust, voted to approve a tax-free reorganization of the former UA Fund through a transfer of assets and liabilities to The Advisors' Inner Circle Fund United Association S&P 500 Index Fund. The reorganization took place on March 10, 2003.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION: Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which market quotations are not readily available, of which there were none as of April 30, 2003, are valued at fair value, in accordance with procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific method which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

CLASSES: Class specific expenses are borne by that Class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

FUTURES CONTRACTS: The Fund invests in S&P 500 futures contracts. The Fund's investment in S&P 500 Index futures contracts is intended to assist the Fund in more closely approximating the performance of the S&P 500 Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, the changes in the value of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. Futures contracts involve risk of loss in excess of the amounts recognized in the Statement of Net Assets to the extent of the contract amounts.

A summary of the open long S&P 500 Index contracts held by the Fund at April 30, 2003, is as follows:

       NUMBER OF     CONTRACT                     UNREALIZED
       CONTRACTS       VALUE      EXPIRATION     APPRECIATION
      ----------    ----------    ----------     ------------
          16        $3,664,400     06/20/03         $400,888

EXPENSES: Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

                                       15
.................................................................................

.................................................................................
APRIL 30, 2003

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, TRANSFER AGENCY AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.02% of the average daily net assets of the Fund, subject to minimum fees as described in the Administration Agreement. For more information on these fees please see the funds' current prospectus and Statement of Additional Information.

Prior to the reorganization of the Fund, the Fund had an agreement with its previous administrator, ALPS Mutual Funds Services, Inc. ("ALPS") to provide administrative services to the Fund at the following annual rates:

     0.120% on the first $500 million in Fund assets
     0.085% on the next $500 million in Fund assets
     0.060% on the next $1.5 billion in Fund assets
     0.040% on all Fund assets in excess of $2.5 billion in Fund assets

According to the agreement with the previous Administrator, the Administration Fee included costs of fund accounting, transfer agency, shareholder servicing, printing, registration, legal and audit fees. Effective March 10, 2003, these costs are incurred separately from the Administration Fee that is paid to the current Administrator. For reporting purposes, these costs are included in Other Expenses.

State Street Bank & Trust Company (the "Transfer Agent") serves as transfer agent and Boston Financial Data Services, Inc. serves as the servicing agent for the Fund under a transfer agency agreement with the Trust. Prior to the reorganization of the Fund, ALPS served as the transfer agent.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Class II shares of the Fund will pay the Distributor a fee not to exceed 0.10% of the Fund's average daily net assets attributable to Class II shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares. Prior to the reorganization, the Fund had a similar agreement with its previous distributor, Alps Distributors Inc. ("ADI") for which ADI received a fee up to 0.10% of Class II's average daily net assets.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and National City Investment Management Company ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of the Fund's average net assets up to $2.5 billion, and 0.005% of the Fund's average net assets in excess of $2.5 billion. The Adviser has voluntarily agreed to waive the portion of the management fee that exceeds 0.0075% of the average net assets of the Fund.

National City Bank (the "Custodian") acts as custodian for the Fund. Fees of the Custodian are paid on the basis of net assets and transaction fees of the Fund. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Fund. The Custodian has voluntarily agreed to waive the portion of custodian fees that exceed 0.0025% of the average net assets of the Fund.

                                       16
.................................................................................

.................................................................................

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the year ended April 30, 2003 were as follows:

Purchases         $200,142,088

Sales             $272,479,688

7. SHARE TRANSACTIONS:

Share transactions for the Fund were as follows:

FOR THE YEARS ENDED APRIL 30,

CLASS I SHARES                     2003               2002
--------------                -----------        -----------
Issued                         30,601,478         15,869,686
In Lieu of Cash
   Distributions                1,578,143          1,174,688
Redeemed                      (31,796,526)       (21,395,656)
                              -----------        -----------
Net Increase (Decrease)
   in Shares
   Outstanding from Share
   Transactions                   383,095         (4,351,282)
                              ===========        ===========
CLASS II SHARES
----------------
Issued                          1,232,599            557,371
In Lieu of Cash
   Distributions                   21,752              9,518
Redeemed                         (123,889)          (275,700)
                              -----------        -----------
Net Increase in Shares
   Outstanding from Share
   Transactions                 1,130,462            291,189
                              ===========        ===========

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The tax character of dividends and distributions paid during the last two years were as follows:

               ORDINARY        LONG-TERM
                INCOME        CAPITAL GAIN       TOTAL
             -----------      ------------   ------------
2003         $10,375,563          $--        $10,375,563
2002           9,809,456           --          9,809,456

As of April 30, 2003, the components of Accumulated Losses were as follows:

Undistributed Ordinary Income              $     681,457
Capital Loss Carryforwards                  (153,670,788)
Post October Losses                          (27,480,798)
Unrealized Depreciation                     (181,097,057)
Other Temporary Differences                         (180)
                                           --------------
Total Accumulated Losses                   $(361,567,366)

Post-October losses represent losses realized on investment transactions from November 1, 2002 through April 30, 2003 that, in accordance with Federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains. As of April 30, 2003, the Fund had the following capital loss carryforwards (000):

                                                 TOTAL CAPITAL
        EXPIRES       EXPIRES       EXPIRES    LOSS CARRYFORWARD
         2011          2010          2009          04/30/03
      -----------   -----------    ----------   ----------------
      $99,062,335   $52,912,607    $1,695,846    $153,670,788


                                       17
.................................................................................

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
.................................................................................
APRIL 30, 2003

For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net realized gains or losses on securities sold for the year were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2003, were as follows:

        FEDERAL     APPRECIATED   DEPRECIATED   NET UNREALIZED
       TAX COST     SECURITIES    SECURITIES     DEPRECIATION
     ------------   -----------  -------------  ---------------
     $780,494,603   $68,339,733  $(249,436,790)  $(181,097,057)

9. CHANGE IN INDEPENDENT AUDITOR (UNAUDITED)

The United Association S&P 500 Index Fund was audited by Deloitte & Touche LLP ("D&T") for the periods up to April 2002. As stated in Note 1, the Fund was reorganized into the Advisors' Inner Circle Fund on March 10, 2003. KPMG LLP ("KPMG") was selected as the Fund's independent auditor. The Fund's selection of KPMG was approved by the Fund's Board of Trustees.

The report on the financial statements audited by D&T for the year ended April 30, 2002 for the Fund did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to the uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of D&T would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such year.

                                       18
.................................................................................

INDEPENDENT AUDITORS' REPORT
.................................................................................

To the Shareholders and Board of Trustees of United Association S&P 500 Index Fund of
The Advisors' Inner Circle Fund:


We have audited the accompanying statement of net assets of the United Association S&P 500 Index Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of April 30, 2003, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 2002 and the financial highlights for each of the years or period ended April 30, 2002, and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated June 3, 2002.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UA S&P 500 Index Fund of The Advisors' Inner Circle Fund as of April 30, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Philadelphia, Pennsylvania
June 20, 2003

                                       19
.................................................................................

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)
.................................................................................

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.


                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                      TERM OF                                         IN THE ADVISORS'           OTHER
                       POSITION(S)   OFFICE AND                                       INNER CIRCLE FUND      DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD         HELD BY
        AGE(1)         THE TRUST   TIME SERVED(2)          DURING PAST 5 YEARS             MEMBER           BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY           Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas N.A.   44        Trustee of The Arbor Funds,
75 yrs. old                                        1989-1992, and MTrust Corp., 1985-1989.            The MDL Funds, and The
                                                                                                      Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON      Trustee   (Since 1993)    Pennsylvania State University,           44        Member and Treasurer,
75 yrs. old                                        Senior Vice President, Treasurer                   Board of Trustees of Grove
                                                   (Emeritus); Financial and Investment               City College. Trustee of The
                                                   Consultant, Professor of Transportation            Arbor Funds, The MDL Funds,
                                                   since 1984; Vice President-Investments,            and The Expedition Funds.
                                                   Treasurer, Senior Vice President
                                                   (Emeritus), 1982-1984. Director,
                                                   Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENEB. PETERS          Trustee   (Since 1993)    Private investor from 1987 to present.   44        Trustee of The Arbor Funds,
73 yrs. old                                        Vice President and Chief Financial                 The MDL Funds, and The
                                                   Officer, Western Company of North                  Expedition Funds.
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY          Trustee   (Since 1994)    Partner, Dechert Price & Rhoads,         44        Trustee of The Arbor Funds,
71 yrs. old                                        September 1987-December 1993.                      The MDL Funds, The Expedition
                                                                                                      Funds, SEI Asset Allocation
                                                                                                      Trust, SEI Daily Income Trust,
                                                                                                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Insurance Products
                                                                                                      Trust, SEI Liquid Asset Trust
                                                                                                      and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
  Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                       20
.................................................................................


                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'           OTHER
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND      DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD         HELD BY
        AGE(1)         THE TRUST  TIME SERVED(2)           DURING PAST 5 YEARS            MEMBER           BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.  Trustee   (Since 1999)    Chief Executive Officer, Newfound        44        Trustee, Navigator Securities
60 yrs. old                                        Consultants Inc. since April 1997.                 Lending Trust, since 1995.
                                                   General Partner, Teton Partners, L.P.,             Trustee of The Fulcrum Trust.
                                                   June 1991-December 1996; Chief                     Trustee of The Arbor Funds,
                                                   Financial Officer, Nobel Partners, L.P.,           The MDL Funds, The Expedition
                                                   March 1991-December 1996; Treasurer                Funds, SEI Asset Allocation
                                                   and Clerk, Peak Asset Management, Inc.,            Trust, SEI Daily Income Trust,
                                                                                                      SEI Index Funds, SEI
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, Institutional SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Insurance Products Trust,
                                                                                                      SEI Liquid Asset Trust and SEI
                                                                                                      Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
--------------
ROBERT A. NESHER         Chairman  (Since 1991)    Currently performs various services on   44        Trustee of The Arbor Funds,
56 yrs. old             of the Board               behalf of SEI Investments for which                Bishop Street Funds, The
                        of Trustees                Mr. Nesher is compensated. Executive               Expedition Funds, The MDL
                                                   Vice President of SEI Investments,                 Funds, SEI Asset Allocation
                                                   1986-1994. Director and Executive Vice             Trust, SEI Daily Income Trust,
                                                   President of the Administrator and the             SEI Index Funds, SEI
                                                   Distributor, 1981-1994.                            International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Insurance
                                                                                                      Products Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M. DORAN         Trustee   (Since 1992)    Partner, Morgan, Lewis & Bockius LLP     44        Trustee of The Arbor Funds,
1701 Market Street,                                (law firm), counsel to the Trust, SEI              The MDL Funds, The Expedition
Philadelphia, PA 19103                             Investments, the Administrator and the             Funds, SEI Asset Allocation
62 yrs. old                                        Distributor. Director of SEI Investments           Trust, SEI Daily Income Trust,
                                                   since 1974; Secretary of SEI Investments           SEI Index Funds, SEI
                                                   since 1978.                                        Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Insurance Products Trust,
                                                                                                      SEI Liquid Asset Trust and
                                                                                                      SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of
  Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

                                       21
.................................................................................

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED) (CONTINUED)
.................................................................................
                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                      TERM OF                                          IN THE ADVISORS'           OTHER
                       POSITION(S)   OFFICE AND                                       INNER CIRCLE FUND       DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY             HELD BY
        AGE(1)         THE TRUST    TIME SERVED            DURING PAST 5 YEARS             OFFICER             BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES R. FOGGO           President (Since 2000)    Vice President and Assistant Secretary   N/A                   N/A
38 yrs. old                                        of SEI Investments since 1998; Vice
                                                   President and Assistant Secretary of
                                                   SEI Investments Global Funds Services
                                                   and SEI Investments Distribution Co.
                                                   since 1999; Associate, Paul, Weiss,
                                                   Rifkind, Wharton & Garrison (law firm),
                                                   1998; Associate, Baker & McKenzie
                                                   (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA  Controller (Since 2001)    Director, SEI Funds Accounting since     N/A                   N/A
34 yrs. old             and Chief                  November 1999; Audit Manager, Ernst
                        Financial                    & Young LLP from 1991-1999.
                         Officer
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI          Vice   (Since 2000)    Vice President and Assistant             N/A                   N/A
34 yrs. old              President                 Secretary of SEI Investments
                       and Secretary               Global Funds Services and
                                                   SEI Investments Distribution Co.
                                                   since 2000; Vice President,
                                                   Merrill Lynch & Co. Asset Management
                                                   Group from 1998 - 2000; Associate
                                                   at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN        Vice   (Since 2001)    Vice President and Assistant             N/A                   N/A
40 yrs. old              President                 Secretary of SEI Investments
                            and                    Global Funds Services and SEI
                         Assistant                 Investments Distribution Co. since
                         Secretary                 January 2001; Shareholder/Partner,
                                                   Buchanan Ingersoll Professional
                                                   Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN           Vice   (Since 1995)    Senior Vice President and General        N/A                   N/A
36 yrs. old              President                 Counsel of SEI Investments; Senior
                            and                    Vice President, General Counsel and
                         Assistant                 Secretary of SEI Investments Global Funds
                         Secretary                 Services and SEI Investments Distribution
                                                   Co. since 2000; Vice President and
                                                   Assistant Secretary of SEI Investments,
                                                   SEI Global Funds Services and SEI Investments
                                                   Distribution Co. from 1999-2000; Associate,
                                                   Dewey Ballantine (law firm) from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                                       22
.................................................................................


                                                                                          NUMBER OF
                                                                                         PORTFOLIOS
                                      TERM OF                                          IN THE ADVISORS'           OTHER
                       POSITION(S)   OFFICE AND                                       INNER CIRCLE FUND       DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)         OVERSEEN BY             HELD BY
        AGE(1)         THE TRUST    TIME SERVED            DURING PAST 5 YEARS             OFFICER             BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
LYDIA A. GAVALIS           Vice    (Since 1998)    Vice President and Assistant             N/A                   N/A
38 yrs. old              President                 Secretary of SEI Investments,
                            and                    SEI Investments Global Funds Services
                         Assistant                 and SEI Investments Distribution Co.
                         Secretary                 since 1998; Assistant General Counsel
                                                   and Director of Arbitration, Philadelphia
                                                   Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO            Vice   (Since 2000)    Vice President and Assistant             N/A                   N/A
34 yrs. old              President                 Secretary of SEI Investments Global
                            and                    Funds Services and SEI Investments
                         Assistant                 Distribution Co. since 1999; Associate,
                         Secretary                 Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M.               Vice    (Since 2000)    Vice President and Assistant             N/A                   N/A
MCCULLOUGH               President                 Secretary of SEI Investments
42 yrs. old                 and                    Global Funds Services and SEI Investments
                         Assistant                 Distribution Co. since 1999;
                         Secretary                 Associate at White and Williams LLP
                                                   from 1991-1999.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH              Vice    (Since 2001)    Vice President and Assistant             N/A                   N/A
31 yrs. old              President                 Secretary of SEI Investments
                            and                    Global Funds Services and SEI
                         Assistant                 Investments Distribution Co. since 2001;
                         Secretary                 Associate at Howard Rice Nemorvoski
                                                   Canady Falk & Rabkin from 1998-2001;
                                                   Associate at Seward & Kissel from
                                                   1996-1998.
-----------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

                                       23
.................................................................................

NOTICE TO SHAREHOLDERS
.................................................................................
APRIL 30, 2003

For shareholders that do not have an April 30, 2003 year end, this notice is for informational purposes only. For shareholders with an April 30, 2003 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended April 30, 2003, the Fund is designating the following items with regard to distributions paid during the year.

                                       LONG-TERM
                                       (20% RATE)        ORDINARY
                                      CAPITAL GAIN        INCOME          TAX-EXEMPT           TOTAL          QUALIFYING
FUND                                  DISTRIBUTION     DISTRIBUTIONS       INTEREST        DISTRIBUTIONS     DIVIDENDS(1)
----                                  ------------     -------------      ----------       -------------     ------------
United Association
   S&P 500 Index Fund                     0.00%            100.00%           0.00%            100.00%          100.00%

For the fiscal year ended April 30, 2003, the percentage of the dividends paid by the Fund in 2003 that qualifies for the 15% preferential rate is 100%.

-------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".


                                       24
.................................................................................

--------------------------------------------------------------------------------

INVESTMENT ADVISER:
National City Investment
Management Company
1900 East Ninth Street
Cleveland, OH 44114

ADMINISTRATOR:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL:
Morgan,Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20036

INDEPENDENT AUDITORS:
KPMG LLP
1601 Market Street
Philadelphia, PA 19103

CUSTODIAN:
National City Bank
629 Euclid Avenue
Cleveland, OH 44144

UAF-AR-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               \s\ James R. Foggo
                                        -------------------------------------
                                        James R. Foggo, President

Date 7/1/03


By (Signature and Title)*               \s\ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.